As filed with the Securities and Exchange Commission on August 20, 2019
File No. 333-53450
File No. 811-10267
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	47	[	X	]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	48	[	X	]

GPS FUNDS I
(Exact Name of Registrant as Specified in Charter)

1655 Grant Street, 10th Floor
Concord, CA 94520
(Address of Principal Executive Offices) (Zip Code)

(800) 664-5345
(Registrant’s Telephone Numbers, Including Area Code)

Carrie E. Hansen
1655 Grant Street, 10th Floor
Concord, CA 94520
(Name and Address of Agent for Service)

Please send copies of all communications to:

Michael P. O’Hare, Esq.
Stradley, Ronon, Stevens & Young LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	on (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 47 to GPS Funds I’s (the “Trust”) Registration Statement on Form N‑1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 46 on Form N‑1A filed July 31, 2019. This PEA No. 47 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 46 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its registration statement under Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Concord, and State of California, on August 20, 2019.

GPS FUNDS I

By: Carrie E. Hansen*
Carrie E. Hansen, President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Carrie E. Hansen*	President, Trustee and Chairman	August 20, 2019
Carrie E. Hansen

David M. Dunford*	Trustee	August 20, 2019
David M. Dunford

Paul S. Feinberg*	Trustee	August 20, 2019
Paul S. Feinberg

Dennis G. Schmal*	Trustee	August 20, 2019
Dennis G. Schmal

/s/ Patrick R. Young	Treasurer	August 20, 2019
Patrick R. Young

*By:    /s/ Patrick R. Young
Patrick R. Young
Attorney-in-Fact pursuant to Power of Attorney previously filed and incorporated herein by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE